SEGMENT REPORTING (Details) - Schedule of disaggregation of revenue by channel - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 3,672	$ 1,939	$ 7,149	$ 4,853
Mass retail
Disaggregation of Revenue [Line Items]
Revenue	1,721	1,012	3,609	2,033
Specialty, health and other retail
Disaggregation of Revenue [Line Items]
Revenue	350	598	575	910
Distributors
Disaggregation of Revenue [Line Items]
Revenue	1,448	236	2,680	1,575
E-commerce
Disaggregation of Revenue [Line Items]
Revenue	$ 153	$ 93	$ 285	$ 335